INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS [Abstract]
Short-term and Long-term Investments
The following table sets forth a breakdown of the categories of short-term and long-term investments held by the Company:

	As of December 31,
	2022	2023
	$	$
Short-term investments
Debt securities:
Held-to-maturity	557,249	1,731,154
Available-for-sale	304,453	792,908
Equity securities	2,556	23,582
	864,258	2,547,644

Long-term investments
Debt securities:
Held-to-maturity	64,790	49,726
Available-for-sale	292,724	3,405,098
Equity securities	521,742	612,729
Equity method investments	196,104	195,009
Investments carried at fair value	178,233	–
	1,253,593	4,262,562

Impairment Losses Included in Net Investment Loss
Impairment losses are included in net investment loss in the consolidated statements of operations:
	Years ended December 31,
	2021	2022	2023
	$	$	$

Impairment losses
Non-marketable equity securities	–	104,645	86,076
Equity method investments	–	4,201	10,608

Debt Securities and Investments Carried at Fair Value
The following table summarizes the cost or amortized cost, gross unrecognized gains and losses, gross unrealized gains and losses, and fair value of the Company’s debt securities and investments carried at fair value as of December 31, 2022 and 2023:
	As of December 31, 2022
	Cost or amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$

Short-term investments
Debt securities:
Held-to-maturity	557,249	4	(2)	–	–	557,251
Available-for-sale	304,649	–	–	26	(222)	304,453

Long-term investments
Debt securities:
Held-to-maturity	64,790	551	(756)	–	–	64,585
Available-for-sale	301,020	–	–	151	(8,447)	292,724
Investments carried at fair value	225,709	–	–	27,071	(74,547)	178,233
	1,453,417	555	(758)	27,248	(83,216)	1,397,246

	As of December 31, 2023
	Cost or amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$

Short-term investments
Debt securities:
Held-to-maturity	1,731,154	9	(23)	–	–	1,731,140
Available-for-sale	792,431	–	–	885	(408)	792,908

Long-term investments
Debt securities:
Held-to-maturity	49,726	632	(193)	–	–	50,165
Available-for-sale	3,407,262	–	–	15,002	(17,166)	3,405,098
	5,980,573	641	(216)	15,887	(17,574)	5,979,311